Long-term debt (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Schedule of Long-term Debt

	As at December 31
	2020	2019
Syndicated credit facility	$395.0	$399.0
Senior secured notes – 2008 Notes 6.40%, US$4.0 million, maturing November 30, 2021	5.2	5.3
Senior secured notes – 2010 Q1 Notes 5.85%, US$9.8 million, maturing November 30, 2021	12.4	12.7
Senior secured notes – 2010 Q4 Notes 4.88%, US$13.3 million, maturing November 30, 2021	16.9	17.2
4.98%, US$5.8 million, maturing November 30, 2021	7.4	7.5
5.23%, US$2.1 million, maturing November 30, 2021	2.7	2.8
Senior secured notes – 2011 Q4 Notes 4.79%, US$12.3 million, maturing November 30, 2021	15.7	16.0

Total credit facility and senior secured notes	$455.3	$460.5
Deferred financing costs	(3.5)	—

Total long-term debt	451.8	460.5

Current portion	$451.8	$434.2
Long-term portion	$0	$26.3

	As at December 31
	2020	2019
Weighted average remaining life (years)	0.9	1.5
Weighted average interest rate	5.2%	5.7%

Estimated Fair Values of Principal and Interest Obligations of Outstanding Senior Secured Notes
The estimated fair values of the principal and interest obligations of the outstanding senior secured notes were as follows:

	As at December 31
	2020	2019
2008 Notes	$4.3	$5.3
2010 Q1 Notes	10.2	12.6
2010 Q4 Notes	22.0	25.7
2011 Notes	12.8	14.8

Total	$49.3	$58.4

Detailed Information About In Financing Expense
Financing expense consists of the following:

	As at December 31
	2020	2019
Interest on bank debt and senior notes	$22.8	$28.3
Advisor fees	10.1	4.1
Deferred financing costs	2.8	0.7
Unwinding discount on lease liabilities	1.5	7.5

Financing	$37.2	$40.6

Realized and Unrealized Gain (Loss) on Foreign Exchange	The split between realized and unrealized foreign exchange is as follows:

	As at December 31
	2020	2019
Realized foreign exchange loss	$0	$(2.6)
Unrealized foreign exchange gain	1.4	5.8

Foreign exchange gain	$1.4	$3.2